Leases - Summary of Components of Operating Lease Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Expense [Abstract]
Operating lease expense	¥ 643,890	¥ 426,998	¥ 540,688
Short-term lease expense	149,229	259,129	231,467
Total operating lease expenses	793,119	686,127	772,155
Finance Lease Expense [Abstract]
Amortization expense	50,091	50,091	50,091
Interest expense	38,321	39,325	40,205
Total finance lease expenses	88,412	89,416	90,296
Total lease expenses	¥ 881,531	¥ 775,543	¥ 862,451